Income Taxes (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal:
Current													$ (52,000,000)	$ 20,000,000	$ (134,000,000)
Deferred													698,000,000	786,000,000	760,000,000
Total Federal													646,000,000	806,000,000	626,000,000
State and Local:
Current													35,000,000	37,000,000	(20,000,000)
Deferred													(77,000,000)	(25,000,000)	38,000,000
Total State and Local													(42,000,000)	12,000,000	18,000,000
International:
Current													0	0	(1,000,000)
Deferred													0	0	0
Total International													0	0	(1,000,000)
Income Tax Expense:
Deferred													636,000,000	794,000,000	809,000,000
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	21,000,000	[1],[2]	488,000,000	363,000,000	390,000,000	311,000,000	[3],[4]	930,000,000	[3],[5]	353,000,000	355,000,000		1,262,000,000	1,949,000,000	1,218,000,000
Extraordinary Item, Net of Tax of $(112) million in 2011						(100,000,000)	[3]	(273,000,000)	[3]	0	0		0	(373,000,000)	0
Income Before Extraordinary Item						211,000,000	[3],[4]	657,000,000	[3],[5]	353,000,000	355,000,000		1,262,000,000	1,576,000,000	1,218,000,000
Income Tax Expense													604,000,000	818,000,000	643,000,000
Pretax Income													1,866,000,000	2,394,000,000	1,861,000,000
Income Taxes on Pretax Income at Statutory Rate (35%)													653,000,000	838,000,000	651,000,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													39,000,000	41,000,000	47,000,000
Investment Tax Credits, Net													(14,000,000)	(15,000,000)	(16,000,000)
Energy Production Credits													0	(18,000,000)	(20,000,000)
State and Local Income Taxes, Net													(33,000,000)	(22,000,000)	11,000,000
Removal Costs													(18,000,000)	(20,000,000)	(19,000,000)
AFUDC													(39,000,000)	(42,000,000)	(33,000,000)
Medicare Subsidy													3,000,000	1,000,000	12,000,000
Valuation Allowance													6,000,000	86,000,000	0
Tax Reserve Adjustments													17,000,000	2,000,000	(16,000,000)
Other													(10,000,000)	(33,000,000)	26,000,000
Income Tax Expense													604,000,000	818,000,000	643,000,000
Effective Income Tax Rate													32.40%	34.20%	34.60%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	2,900,000,000					2,855,000,000							2,900,000,000	2,855,000,000
Deferred Tax Liabilities	(12,098,000,000)					(11,185,000,000)							(12,098,000,000)	(11,185,000,000)
Property Related Temporary Differences	(6,752,000,000)					(5,963,000,000)							(6,752,000,000)	(5,963,000,000)
Amounts Due from Customers for Future Federal Income Taxes	(289,000,000)					(259,000,000)							(289,000,000)	(259,000,000)
Deferred State Income Taxes	(683,000,000)					(668,000,000)							(683,000,000)	(668,000,000)
Securitized Transition Assets	(780,000,000)					(621,000,000)							(780,000,000)	(621,000,000)
Regulatory Assets	(781,000,000)					(1,208,000,000)							(781,000,000)	(1,208,000,000)
Postretirement Benefits	266,000,000					424,000,000							266,000,000	424,000,000
Accrued Pensions	104,000,000					149,000,000							104,000,000	149,000,000
Deferred Income Taxes on Other Comprehensive Loss	184,000,000					254,000,000							184,000,000	254,000,000
Accrued Nuclear Decommissioning	(475,000,000)					(436,000,000)							(475,000,000)	(436,000,000)
Net Operating Loss Carryforward	194,000,000					125,000,000							194,000,000	125,000,000
Tax Credit Carryforward	104,000,000					182,000,000							104,000,000	182,000,000
Valuation Allowance	(92,000,000)					(86,000,000)							(92,000,000)	(86,000,000)
All Other, Net	(198,000,000)					(223,000,000)							(198,000,000)	(223,000,000)
Net Deferred Tax Liabilities	(9,198,000,000)					(8,330,000,000)							(9,198,000,000)	(8,330,000,000)
Tax Credit Carryforward
Federal Tax Credit Carryforwards	104,000,000												104,000,000
State Tax Credit Carryforwards	82,000,000												82,000,000
Federal Tax Credits that May Expire	70,000,000												70,000,000
State Tax Credits that May Expire	29,000,000												29,000,000
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													11,000,000	8,000,000	8,000,000
Interest Income													0	22,000,000	11,000,000
Reversal of Prior Period Interest Expense													1,000,000	13,000,000	5,000,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0					13,000,000							0	13,000,000
Accrual for Payment of Interest and Penalties	7,000,000					6,000,000							7,000,000	6,000,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					168,000,000						219,000,000		168,000,000	219,000,000	237,000,000
Increase - Tax Positions Taken During a Prior Period													23,000,000	51,000,000	40,000,000
Decrease - Tax Positions Taken During a Prior Period													(16,000,000)	(43,000,000)	(43,000,000)
Increase - Tax Positions Taken During the Current Year													121,000,000	10,000,000	0
Decrease - Tax Positions Taken During the Current Year													0	0	(6,000,000)
Decrease - Settlements with Taxing Authorities													(25,000,000)	(31,000,000)	(2,000,000)
Decrease - Lapse of the Applicable Statute of Limitations													(4,000,000)	(38,000,000)	(7,000,000)
Balance at December 31,	267,000,000					168,000,000							267,000,000	168,000,000	219,000,000	237,000,000
Income Taxes (Textuals) [Abstract]
Extraordinary Item, Tax Effect														(112,000,000)
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss													366,000,000	226,000,000
Expiration of Federal General Business Tax Credits													2028 through 2031
Expiration of State Coal Tax Credits													2013 through 2021
Tax Credit Carryforward, Valuation Allowance	36,000,000												36,000,000
Tax Credit Carryforward, Deferred Tax Asset	56,000,000												56,000,000
Unrecognized Tax Benefits, if Recognized - Amount	149,000,000					111,000,000							149,000,000	111,000,000	112,000,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Enacted in the Economic Stimulus Act of 2008																50.00%
Cash Flow Benefit Provided by American Recovery Act															419,000,000
Decrease in Deferred Tax Assets															56,000,000
Net Regulatory Tax Assets Recorded															35,000,000
Decrease in Net Income															21,000,000
Increased Bonus Depreciation															100.00%
Cash Flow Benefit Small Business Jobs Act															318,000,000
Indiana Corporate Income Tax Rate														8.50%
Reduced Indiana Corporate Income Tax Rate														6.50%
Reduction In Indiana Corporate Tax Rate														0.50%
Traditional Corporate Net Income Tax														6.00%
Original WV Corporate Income Tax Rate													7.75%
Reduced WV Corporate Income Tax													7.00%
Appalachian Power Co [Member]
Income Tax Expense:
Current													28,307,000	(15,136,000)	(66,216,000)
Deferred													138,460,000	107,565,000	144,413,000
Deferred Investment Tax Credits													(1,240,000)	(2,569,000)	(3,967,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	56,669,000		63,191,000	62,332,000	75,311,000	39,347,000	[6]	52,804,000		31,627,000	38,980,000	[7]	257,503,000	162,758,000	136,668,000
Income Tax Expense													165,527,000	89,860,000	74,230,000
Pretax Income													423,030,000	252,618,000	210,898,000
Income Taxes on Pretax Income at Statutory Rate (35%)													148,061,000	88,416,000	73,814,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													20,424,000	17,923,000	18,134,000
Investment Tax Credits, Net													(1,240,000)	(2,569,000)	(3,967,000)
State and Local Income Taxes, Net													3,175,000	(35,532,000)	(7,189,000)
Removal Costs													(6,641,000)	(4,447,000)	(6,709,000)
AFUDC													(1,145,000)	(5,314,000)	(1,860,000)
Medicare Subsidy													382,000	4,908,000	(1,159,000)
Valuation Allowance													5,674,000	30,541,000	0
Other													(3,163,000)	(4,066,000)	3,166,000
Income Tax Expense													165,527,000	89,860,000	74,230,000
Effective Income Tax Rate													39.10%	35.60%	35.20%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	526,665,000					591,379,000							526,665,000	591,379,000
Deferred Tax Liabilities	(2,467,063,000)					(2,341,814,000)							(2,467,063,000)	(2,341,814,000)
Property Related Temporary Differences	(1,416,426,000)					(1,303,698,000)							(1,416,426,000)	(1,303,698,000)
Amounts Due from Customers for Future Federal Income Taxes	(100,520,000)					(95,960,000)							(100,520,000)	(95,960,000)
Deferred State Income Taxes	(230,490,000)					(235,296,000)							(230,490,000)	(235,296,000)
Regulatory Assets	(161,274,000)					(194,161,000)							(161,274,000)	(194,161,000)
Postretirement Benefits	45,044,000					61,109,000							45,044,000	61,109,000
Accrued Pensions	41,643,000					45,782,000							41,643,000	45,782,000
Deferred Income Taxes on Other Comprehensive Loss	16,099,000					31,523,000							16,099,000	31,523,000
Deferred Fuel and Purchased Power	(115,900,000)					(131,137,000)							(115,900,000)	(131,137,000)
Net Operating Loss Carryforward	69,580,000					88,721,000							69,580,000	88,721,000
Tax Credit Carryforward	13,199,000					37,850,000							13,199,000	37,850,000
Valuation Allowance	(36,215,000)					(30,541,000)							(36,215,000)	(30,541,000)
All Other, Net	(65,138,000)					(24,627,000)							(65,138,000)	(24,627,000)
Net Deferred Tax Liabilities	(1,940,398,000)					(1,750,435,000)							(1,940,398,000)	(1,750,435,000)
Tax Credit Carryforward
Federal Tax Credit Carryforwards	12,692,000												12,692,000
State Tax Credit Carryforwards	65,653,000												65,653,000
Federal Tax Credits that May Expire	4,476,000												4,476,000
State Tax Credits that May Expire	29,297,000												29,297,000
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													62,000	737,000	2,330,000
Interest Income													0	3,229,000	0
Reversal of Prior Period Interest Expense													183,000	2,416,000	1,146,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0					70,000							0	70,000
Accrual for Payment of Interest and Penalties	271,000					120,000							271,000	120,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					7,311,000						13,267,000		7,311,000	13,267,000	17,292,000
Increase - Tax Positions Taken During a Prior Period													0	5,990,000	4,177,000
Decrease - Tax Positions Taken During a Prior Period													(384,000)	(2,100,000)	(6,376,000)
Increase - Tax Positions Taken During the Current Year													0	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	(1,015,000)
Decrease - Settlements with Taxing Authorities													(1,674,000)	(2,587,000)	(811,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	(7,259,000)	0
Balance at December 31,	5,253,000					7,311,000							5,253,000	7,311,000	13,267,000	17,292,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss														313,000,000
Tax Credit Carryforward, Valuation Allowance	36,200,000												36,200,000
Unrecognized Tax Benefits, if Recognized - Amount	0					806,000							0	806,000	1,109,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Enacted in the Economic Stimulus Act of 2008																50.00%
Cash Flow Benefit Provided by American Recovery Act															170,466,000
Decrease in Deferred Tax Assets															9,397,000
Net Regulatory Tax Assets Recorded															8,831,000
Decrease in Net Income															566,000
Increased Bonus Depreciation															100.00%
Cash Flow Benefit Small Business Jobs Act															43,379,000
Indiana Corporate Income Tax Rate														8.50%
Reduced Indiana Corporate Income Tax Rate														6.50%
Reduction In Indiana Corporate Tax Rate														0.50%
Traditional Corporate Net Income Tax														6.00%
Original WV Corporate Income Tax Rate													7.75%
Reduced WV Corporate Income Tax													7.00%
Indiana Michigan Power Co [Member]
Income Tax Expense:
Current													(9,221,000)	(86,471,000)	1,795,000
Deferred													53,067,000	141,015,000	63,947,000
Deferred Investment Tax Credits													(4,502,000)	(2,783,000)	(2,316,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	10,172,000		39,254,000	29,810,000	39,221,000	21,159,000		51,702,000		31,386,000	45,427,000		118,457,000	149,674,000	126,091,000
Income Tax Expense													39,344,000	51,760,000	63,426,000
Pretax Income													157,801,000	201,434,000	189,517,000
Income Taxes on Pretax Income at Statutory Rate (35%)													55,230,000	70,502,000	66,331,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													8,659,000	7,895,000	11,419,000
Investment Tax Credits, Net													(4,502,000)	(2,783,000)	(2,316,000)
State and Local Income Taxes, Net													(1,559,000)	(1,376,000)	3,966,000
Removal Costs													(5,490,000)	(5,566,000)	(3,663,000)
AFUDC													(7,218,000)	(9,223,000)	(9,032,000)
Nuclear Fuel Disposal Costs													225,000	(1,400,000)	(1,655,000)
Other													(6,001,000)	(6,289,000)	(1,624,000)
Income Tax Expense													39,344,000	51,760,000	63,426,000
Effective Income Tax Rate													24.90%	25.70%	33.50%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	831,724,000					773,679,000							831,724,000	773,679,000
Deferred Tax Liabilities	(1,842,791,000)					(1,700,182,000)							(1,842,791,000)	(1,700,182,000)
Property Related Temporary Differences	(351,682,000)					(305,400,000)							(351,682,000)	(305,400,000)
Amounts Due from Customers for Future Federal Income Taxes	(37,633,000)					(28,551,000)							(37,633,000)	(28,551,000)
Deferred State Income Taxes	(112,388,000)					(107,497,000)							(112,388,000)	(107,497,000)
Regulatory Assets	(88,696,000)					(116,474,000)							(88,696,000)	(116,474,000)
Postretirement Benefits	27,323,000					51,037,000							27,323,000	51,037,000
Accrued Pensions	24,746,000					27,819,000							24,746,000	27,819,000
Deferred Income Taxes on Other Comprehensive Loss	15,553,000					15,196,000							15,553,000	15,196,000
Accrued Nuclear Decommissioning	(475,223,000)					(435,916,000)							(475,223,000)	(435,916,000)
Net Operating Loss Carryforward	31,233,000					12,986,000							31,233,000	12,986,000
All Other, Net	(44,300,000)					(39,703,000)							(44,300,000)	(39,703,000)
Net Deferred Tax Liabilities	(1,011,067,000)					(926,503,000)							(1,011,067,000)	(926,503,000)
Tax Credit Carryforward
Federal Tax Credit Carryforwards	2,487,000												2,487,000
State Tax Credit Carryforwards	0												0
Federal Tax Credits that May Expire	2,487,000												2,487,000
State Tax Credits that May Expire	0												0
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													1,355,000	0	0
Interest Income													0	2,681,000	209,000
Reversal of Prior Period Interest Expense													0	638,000	159,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0					759,000							0	759,000
Accrual for Payment of Interest and Penalties	1,337,000					145,000							1,337,000	145,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					14,071,000						17,871,000		14,071,000	17,871,000	20,007,000
Increase - Tax Positions Taken During a Prior Period													2,266,000	9,256,000	4,964,000
Decrease - Tax Positions Taken During a Prior Period													(1,252,000)	(8,622,000)	(5,287,000)
Increase - Tax Positions Taken During the Current Year													0	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	(1,487,000)
Decrease - Settlements with Taxing Authorities													0	(1,424,000)	(236,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	(3,010,000)	(90,000)
Balance at December 31,	15,085,000					14,071,000							15,085,000	14,071,000	17,871,000	20,007,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss														123,000,000
Unrecognized Tax Benefits, if Recognized - Amount	1,220,000					654,000							1,220,000	654,000	1,664,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Enacted in the Economic Stimulus Act of 2008																50.00%
Cash Flow Benefit Provided by American Recovery Act															78,456,000
Decrease in Deferred Tax Assets															7,212,000
Net Regulatory Tax Assets Recorded															6,528,000
Decrease in Net Income															684,000
Increased Bonus Depreciation															100.00%
Cash Flow Benefit Small Business Jobs Act															49,740,000
Indiana Corporate Income Tax Rate														8.50%
Reduced Indiana Corporate Income Tax Rate														6.50%
Reduction In Indiana Corporate Tax Rate														0.50%
Traditional Corporate Net Income Tax														6.00%
Original WV Corporate Income Tax Rate													7.75%
Reduced WV Corporate Income Tax													7.00%
Ohio Power Co [Member]
Income Tax Expense:
Current													100,447,000	96,893,000	11,403,000
Deferred													45,685,000	119,184,000	292,831,000
Deferred Investment Tax Credits													(1,849,000)	(2,380,000)	(2,928,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	(60,229,000)	[8]	151,510,000	101,423,000	150,830,000	28,490,000	[9]	128,339,000	[10]	142,194,000	165,970,000		343,534,000	464,993,000	541,616,000
Income Tax Expense													144,283,000	213,697,000	301,306,000
Pretax Income													487,817,000	678,690,000	842,922,000
Income Taxes on Pretax Income at Statutory Rate (35%)													170,736,000	237,542,000	295,023,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													5,239,000	6,368,000	11,443,000
Investment Tax Credits, Net													(1,849,000)	(2,380,000)	(2,928,000)
State and Local Income Taxes, Net													(18,291,000)	(3,222,000)	906,000
Parent Company Loss Benefit													(11,915,000)	(7,117,000)	(9,583,000)
Other													363,000	(17,494,000)	6,445,000
Income Tax Expense													144,283,000	213,697,000	301,306,000
Effective Income Tax Rate													29.60%	31.50%	35.70%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	505,003,000					574,007,000							505,003,000	574,007,000
Deferred Tax Liabilities	(2,851,068,000)					(2,834,046,000)							(2,851,068,000)	(2,834,046,000)
Property Related Temporary Differences	(2,061,841,000)					(1,966,581,000)							(2,061,841,000)	(1,966,581,000)
Amounts Due from Customers for Future Federal Income Taxes	(59,291,000)					(59,699,000)							(59,291,000)	(59,699,000)
Deferred State Income Taxes	(90,001,000)					(98,093,000)							(90,001,000)	(98,093,000)
Regulatory Assets	(190,273,000)					(205,925,000)							(190,273,000)	(205,925,000)
Postretirement Benefits	50,421,000					74,447,000							50,421,000	74,447,000
Impairment Loss	100,459,000					0							100,459,000	0
Accrued Pensions	(43,928,000)					(30,853,000)							(43,928,000)	(30,853,000)
Deferred Income Taxes on Other Comprehensive Loss	89,236,000					106,466,000							89,236,000	106,466,000
Deferred Fuel and Purchased Power	(199,997,000)					(194,509,000)							(199,997,000)	(194,509,000)
All Other, Net	59,150,000					114,708,000							59,150,000	114,708,000
Net Deferred Tax Liabilities	(2,346,065,000)					(2,260,039,000)							(2,346,065,000)	(2,260,039,000)
Tax Credit Carryforward
Federal Tax Credit Carryforwards	21,321,000												21,321,000
State Tax Credit Carryforwards	0												0
Federal Tax Credits that May Expire	1,548,000												1,548,000
State Tax Credits that May Expire	0												0
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													266,000	1,213,000	3,948,000
Interest Income													0	5,173,000	0
Reversal of Prior Period Interest Expense													504,000	4,019,000	1,653,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0					869,000							0	869,000
Accrual for Payment of Interest and Penalties	451,000					1,513,000							451,000	1,513,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					43,565,000						68,655,000		43,565,000	68,655,000	65,551,000
Increase - Tax Positions Taken During a Prior Period													1,360,000	11,330,000	19,214,000
Decrease - Tax Positions Taken During a Prior Period													(13,582,000)	(20,299,000)	(8,837,000)
Increase - Tax Positions Taken During the Current Year													0	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	(1,749,000)
Decrease - Settlements with Taxing Authorities													(20,291,000)	(6,935,000)	(70,000)
Decrease - Lapse of the Applicable Statute of Limitations													0	(9,186,000)	(5,454,000)
Balance at December 31,	11,052,000					43,565,000							11,052,000	43,565,000	68,655,000	65,551,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Unrecognized Tax Benefits, if Recognized - Amount	674,000					21,177,000							674,000	21,177,000	28,749,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Enacted in the Economic Stimulus Act of 2008																50.00%
Cash Flow Benefit Provided by American Recovery Act															141,111,000
Decrease in Deferred Tax Assets															12,771,000
Net Regulatory Tax Assets Recorded															6,990,000
Decrease in Net Income															5,781,000
Increased Bonus Depreciation															100.00%
Cash Flow Benefit Small Business Jobs Act															124,637,000
Indiana Corporate Income Tax Rate														8.50%
Reduced Indiana Corporate Income Tax Rate														6.50%
Reduction In Indiana Corporate Tax Rate														0.50%
Traditional Corporate Net Income Tax														6.00%
Original WV Corporate Income Tax Rate													7.75%
Reduced WV Corporate Income Tax													7.00%
Public Service Co of Oklahoma [Member]
Income Tax Expense:
Current													18,634,000	6,904,000	(46,528,000)
Deferred													48,916,000	61,581,000	92,695,000
Deferred Investment Tax Credits													(856,000)	(856,000)	3,933,000
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	8,179,000		58,103,000	35,211,000	12,648,000	20,330,000		57,349,000		31,560,000	15,389,000		114,141,000	124,628,000	72,787,000
Income Tax Expense													66,694,000	67,629,000	50,100,000
Pretax Income													180,835,000	192,257,000	122,887,000
Income Taxes on Pretax Income at Statutory Rate (35%)													63,292,000	67,290,000	43,010,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													(10,000)	(165,000)	(166,000)
Investment Tax Credits, Net													(781,000)	(781,000)	(781,000)
State and Local Income Taxes, Net													6,953,000	4,744,000	10,307,000
Other													(2,760,000)	(3,459,000)	(2,270,000)
Income Tax Expense													66,694,000	67,629,000	50,100,000
Effective Income Tax Rate													36.90%	35.20%	40.80%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	101,561,000					121,181,000							101,561,000	121,181,000
Deferred Tax Liabilities	(835,054,000)					(840,631,000)							(835,054,000)	(840,631,000)
Property Related Temporary Differences	(640,859,000)					(626,456,000)							(640,859,000)	(626,456,000)
Amounts Due from Customers for Future Federal Income Taxes	(1,325,000)					(1,023,000)							(1,325,000)	(1,023,000)
Deferred State Income Taxes	(95,378,000)					(89,605,000)							(95,378,000)	(89,605,000)
Regulatory Assets	(57,367,000)					(77,016,000)							(57,367,000)	(77,016,000)
Postretirement Benefits	13,541,000					25,607,000							13,541,000	25,607,000
Accrued Pensions	7,570,000					12,978,000							7,570,000	12,978,000
Deferred Income Taxes on Other Comprehensive Loss	(3,489,000)					(3,849,000)							(3,489,000)	(3,849,000)
Deferred Federal Income Taxes on Deferred State Income Taxes	39,050,000					36,018,000							39,050,000	36,018,000
Net Operating Loss Carryforward	3,892,000					5,247,000							3,892,000	5,247,000
Tax Credit Carryforward	401,000					6,872,000							401,000	6,872,000
All Other, Net	471,000					(8,223,000)							471,000	(8,223,000)
Net Deferred Tax Liabilities	(733,493,000)					(719,450,000)							(733,493,000)	(719,450,000)
Tax Credit Carryforward
Federal Tax Credit Carryforwards	401,000												401,000
State Tax Credit Carryforwards	16,194,000												16,194,000
Federal Tax Credits that May Expire	381,000												381,000
State Tax Credits that May Expire	0												0
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													259,000	239,000	455,000
Interest Income													0	344,000	0
Reversal of Prior Period Interest Expense													294,000	3,123,000	871,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	15,000					134,000							15,000	134,000
Accrual for Payment of Interest and Penalties	424,000					426,000							424,000	426,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					3,585,000						9,845,000		3,585,000	9,845,000	12,216,000
Increase - Tax Positions Taken During a Prior Period													421,000	1,339,000	151,000
Decrease - Tax Positions Taken During a Prior Period													(92,000)	(1,171,000)	(1,200,000)
Increase - Tax Positions Taken During the Current Year													0	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	(517,000)
Decrease - Settlements with Taxing Authorities													0	(1,178,000)	(265,000)
Decrease - Lapse of the Applicable Statute of Limitations													(1,641,000)	(5,250,000)	(540,000)
Balance at December 31,	2,273,000					3,585,000							2,273,000	3,585,000	9,845,000	12,216,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Unrecognized Tax Benefits, if Recognized - Amount	818,000					1,882,000							818,000	1,882,000	1,977,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Enacted in the Economic Stimulus Act of 2008																50.00%
Cash Flow Benefit Provided by American Recovery Act															10,741,000
Decrease in Deferred Tax Assets															3,172,000
Net Regulatory Tax Assets Recorded															3,172,000
Decrease in Net Income															0
Increased Bonus Depreciation															100.00%
Cash Flow Benefit Small Business Jobs Act															0
Southwestern Electric Power Co [Member]
Income Tax Expense:
Current													(214,353,000)	40,727,000	(16,066,000)
Deferred													260,761,000	16,726,000	81,764,000
Deferred Investment Tax Credits													(550,000)	(550,000)	(1,484,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	21,998,000		89,218,000	54,902,000	36,395,000	(3,567,000)	[11]	87,795,000		51,071,000	29,827,000		202,513,000	165,126,000	146,684,000
Income Tax Expense													45,858,000	56,903,000	64,214,000
Pretax Income													248,371,000	222,029,000	210,898,000
Income Taxes on Pretax Income at Statutory Rate (35%)													86,930,000	77,710,000	73,814,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation													2,105,000	(7,000)	1,223,000
Depletion													(3,276,000)	(1,506,000)	(1,506,000)
Investment Tax Credits, Net													(550,000)	(550,000)	(1,484,000)
State and Local Income Taxes, Net													(18,010,000)	4,004,000	(637,000)
AFUDC													(19,879,000)	(16,962,000)	(15,856,000)
Other													(1,462,000)	(5,786,000)	8,660,000
Income Tax Expense													45,858,000	56,903,000	64,214,000
Effective Income Tax Rate													18.50%	25.60%	30.40%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	286,133,000					143,200,000							286,133,000	143,200,000
Deferred Tax Liabilities	(1,260,281,000)					(800,673,000)							(1,260,281,000)	(800,673,000)
Property Related Temporary Differences	(997,337,000)					(588,612,000)							(997,337,000)	(588,612,000)
Amounts Due from Customers for Future Federal Income Taxes	(43,090,000)					(36,289,000)							(43,090,000)	(36,289,000)
Deferred State Income Taxes	(98,630,000)					(70,211,000)							(98,630,000)	(70,211,000)
Regulatory Assets	(12,922,000)					(35,349,000)							(12,922,000)	(35,349,000)
Postretirement Benefits	13,039,000					21,654,000							13,039,000	21,654,000
Impairment Loss	21,700,000					17,150,000							21,700,000	17,150,000
Accrued Pensions	5,061,000					5,861,000							5,061,000	5,861,000
Deferred Income Taxes on Other Comprehensive Loss	9,618,000					14,440,000							9,618,000	14,440,000
Net Operating Loss Carryforward	104,738,000					0							104,738,000	0
All Other, Net	23,675,000					13,883,000							23,675,000	13,883,000
Net Deferred Tax Liabilities	(974,148,000)					(657,473,000)							(974,148,000)	(657,473,000)
Tax Credit Carryforward
Federal Tax Credit Carryforwards	2,537,000												2,537,000
State Tax Credit Carryforwards	0												0
Federal Tax Credits that May Expire	899,000												899,000
State Tax Credits that May Expire	0												0
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense													286,000	1,382,000	749,000
Interest Income													0	1,991,000	0
Reversal of Prior Period Interest Expense													271,000	2,255,000	320,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0					452,000							0	452,000
Accrual for Payment of Interest and Penalties	1,061,000					668,000							1,061,000	668,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					9,031,000						14,410,000		9,031,000	14,410,000	10,163,000
Increase - Tax Positions Taken During a Prior Period													2,806,000	14,355,000	6,128,000
Decrease - Tax Positions Taken During a Prior Period													(775,000)	(2,706,000)	(376,000)
Increase - Tax Positions Taken During the Current Year													0	0	0
Decrease - Tax Positions Taken During the Current Year													0	0	(691,000)
Decrease - Settlements with Taxing Authorities													0	(12,997,000)	(4,000)
Decrease - Lapse of the Applicable Statute of Limitations													(1,509,000)	(4,031,000)	(810,000)
Balance at December 31,	9,553,000					9,031,000							9,553,000	9,031,000	14,410,000	10,163,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income													35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss													858,000,000
Unrecognized Tax Benefits, if Recognized - Amount	3,512,000					3,717,000							3,512,000	3,717,000	2,481,000
Period with No Change in Unrecognized Tax Benefits													12
Bonus Depreciation Enacted in the Economic Stimulus Act of 2008																50.00%
Cash Flow Benefit Provided by American Recovery Act															0
Decrease in Deferred Tax Assets															3,412,000
Net Regulatory Tax Assets Recorded															3,412,000
Decrease in Net Income															0
Increased Bonus Depreciation															100.00%
Cash Flow Benefit Small Business Jobs Act															30,269,000
Louisiana [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	314,000,000												314,000,000
Operating Loss Carryforwards, Expiration Dates													2027
Louisiana [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	313,750,000												313,750,000
Operating Loss Carryforwards, Expiration Dates													2027
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	137,000,000												137,000,000
Operating Loss Carryforwards, Expiration Dates													2031
Oklahoma [Member] | Public Service Co of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	99,792,000												99,792,000
Operating Loss Carryforwards, Expiration Dates													2031
Tennessee [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	13,000,000												13,000,000
Operating Loss Carryforwards, Expiration Dates													2026
Tennessee [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	12,513,000												12,513,000
Operating Loss Carryforwards, Expiration Dates													2026
Virginia [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	329,000,000												329,000,000
Operating Loss Carryforwards, Expiration Dates													2031
Virginia [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	328,850,000												328,850,000
Operating Loss Carryforwards, Expiration Dates													2031
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	897,000,000												897,000,000
Operating Loss Carryforwards, Expiration Dates													2032
West Virginia [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	583,890,000												583,890,000
Operating Loss Carryforwards, Expiration Dates													2032
West Virginia [Member] | Ohio Power Co [Member]
Net Income Tax Operating Loss Carryforwards
State Net Income Tax Operating Loss Carryforward	$ 312,791,000												$ 312,791,000
Operating Loss Carryforwards, Expiration Dates													2032

[1]	Includes pretax impairments for certain Ohio generation plants (see Note 6).
[2]	See Note 17 for discussion of cost reduction programs in 2012.
[3]	See "TCC Texas Restructuring" section of Note 2 for discussion of gains recorded in the third and fourth quarters of 2011.
[4]	Includes a refund of POLR charges in Ohio and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a pretax plant impairment for SWEPCo's Turk Plant (see Note 6).
[5]	Includes pretax plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio.
[6]	Includes a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo’s November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.
[7]	Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and cost reduction initiatives as allowed by the WVPSC.
[8]	Includes pretax impairments for certain Ohio generation plants (see Note 5).
[9]	Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.
[10]	Includes pretax plant impairments for the Sporn Unit 5 shutdown and FGD project at Muskingum River Unit 5 (see Note 5). Also includes a $43 million provision for refund of POLR charges.
[11]	Includes a pretax plant impairment for the Turk Plant (see Note 5).